WARRANTS (Details Narrative)										1 Months Ended					3 Months Ended			12 Months Ended
	May 09, 2025 USD ($) shares	Mar. 09, 2025 shares	Feb. 28, 2025 $ / shares shares	Jan. 09, 2025 USD ($) $ / shares shares	Nov. 08, 2024 USD ($) $ / shares shares	Nov. 08, 2024 CAD ($) shares	Jun. 20, 2024 shares	Apr. 18, 2024 USD ($) $ / shares shares	Apr. 18, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($)	Jun. 30, 2025 $ / shares shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Feb. 28, 2025 $ / shares	Jan. 09, 2025 $ / shares shares	Jan. 08, 2025 shares	Dec. 31, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Sep. 26, 2024 $ / shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Apr. 18, 2024 $ / shares
Class of Warrant or Right [Line Items]
Issuance of convertible debenture	4,253						255,185
Warrants		66,667										115,739	185,181	185,181	2,621,414			2,095,224			2,621,414			2,095,224							185,181	185,181
Warrant exercise price | (per share)				$ 36.81						$ 13.15					$ 26.45	[1]		$ 28.86	[2]		$ 36.08	$ 8.80	$ 12.00	$ 41.50		$ 52.92		$ 18.90		$ 22.54
fair value of compensation warrants | $	$ 495,635			$ 920,786
Fair value adjustment of warrants | $					$ 58,290			$ 181,394		$ 165,518	$ 165,518	$ 134,813						$ 1,402,511		$ 1,488,527
Gross proceeds from warrants								$ 7,306,000	$ 10,000,000								$ 7,306,000
Compensation warrants												10,562
Issuance of warrants								370,370	370,370
Fees paid								$ 234,087	$ 320,404
Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance of convertible debenture			257,312
Warrant exercise price | (per share)			$ 36.81										$ 28.17	$ 28.17											$ 52.92						$ 40.50	$ 40.50
Special Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of convertible debenture		133,333											370,370	370,370
Warrant exercise price | (per share)					$ 9.39			$ 19.74																					$ 13.50				$ 27.00
Gross proceeds from warrants					$ 1,251,000	$ 1,800,000		$ 7,306,000	$ 10,000,000
Sale of special warrants					133,333	133,333		370,370	370,370
Subordinate Voting Shares [Member]
Class of Warrant or Right [Line Items]
Issuance of convertible debenture		133,333											370,370	370,370
Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance of warrants	458,333			235,904						129,508	129,508															235,904		129,508
Compensation Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price | (per share)					$ 9.39																								$ 13.50
Issuance of warrants	70,334			26,420	6,765					13,615	13,615															26,420		13,615	6,765
Broker Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of warrants																											28
Unit Warrant Share [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price | (per share)					$ 13.15			$ 28.17																					$ 18.90				40.50
Finder Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price | (per share)								$ 18.78																									27.00
Issuance of warrants								11,720	11,720
Finder Unit Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price | (per share)								$ 28.17																									$ 40.50

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.